Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Tax Assets
Schedule Of Prepaid Expenses and Other Tax Assets

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	588	242	830	495	187	682
Other tax assets	219	53	272	209	52	261
Total	807	295	1,102	704	239	943
/ Other non-financial assets	1,633	2,628	4,261	1,321	1,926	3,247
Prepaid expenses and other tax assets as % of / Other non-financial assets	49	11	26	53	12	29